Transactions with Related Parties, Frontier Services Agreement (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Services Agreement [Abstract]
Balance outstanding	$ 177,618,000	$ 185,509,000
Frontier [Member] | Frontier Services Agreement [Member]
Services Agreement [Abstract]
Quarterly services fee	900
Balance outstanding	6,000
Management fees	$ 6,000